Risk Management - Summary of Sensitivity Analysis for Foreign Exchange Risk on Financial Instruments (Parenthetical) (Detail)	Dec. 31, 2018
Appreciation of currency real japanese yen [Member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	2.70%
Appreciation of currency japanese yen [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	1.00%
Depreciation of currency euro [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	0.40%
Appreciation Of Currency Pound Sterling [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	1.50%
Appreciation of currency real sterling [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	2.30%
Appreciation of currency real [member]
Disclosure Of Foreign Currency Exchange Exposure [line items]
Appreciation or depreciation in foreign currency exchange rate	1.20%